Cover Page	Oct. 29, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	XEL
Security Exchange Name	NASDAQ
6.25% Junior Subordinated Notes due 2085
Document Information [Line Items]
Title of 12(b) Security	6.25% Junior Subordinated Notes due 2085
Trading Symbol	XELLL
Security Exchange Name	NASDAQ
NSPM
Document Information [Line Items]
Entity Registrant Name	NORTHERN STATES POWER CO
Entity Central Index Key	0001123852
Entity Incorporation, State or Country Code	MN
Entity File Number	000-31387
Entity Tax Identification Number	41-1967505
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
NSPW
Document Information [Line Items]
Entity Registrant Name	NORTHERN STATES POWER CO /WI/
Entity Central Index Key	0000072909
Entity Incorporation, State or Country Code	WI
Entity File Number	001-03140
Entity Tax Identification Number	39-0508315
Entity Address, Address Line One	1414 W. Hamilton Avenue
Entity Address, City or Town	Eau Claire,
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54701
City Area Code	(715)
Local Phone Number	737-2625
PSCo
Document Information [Line Items]
Entity Registrant Name	PUBLIC SERVICE CO OF COLORADO
Entity Central Index Key	0000081018
Entity Incorporation, State or Country Code	CO
Entity File Number	001-3280
Entity Tax Identification Number	84-0296600
Entity Address, Address Line One	3500 Blake Street
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	(303)
Local Phone Number	571-7511
SPS
Document Information [Line Items]
Entity Registrant Name	SOUTHWESTERN PUBLIC SERVICE CO
Entity Central Index Key	0000092521
Entity Incorporation, State or Country Code	NM
Entity File Number	001-03789
Entity Tax Identification Number	75-0575400
Entity Address, Address Line One	790 South Buchanan
Entity Address, City or Town	Amarillo,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79101
City Area Code	(303)
Local Phone Number	571-7511